Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		1 Months Ended			3 Months Ended		9 Months Ended			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		14 Months Ended		1 Months Ended		12 Months Ended					3 Months Ended		9 Months Ended			9 Months Ended				1 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended
	Sep. 16, 2010	Oct. 31, 2012	Mar. 16, 2012	Feb. 28, 2011	Jan. 18, 2011	Dec. 31, 2010	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Dec. 22, 2010 Cromwell Merger	Jan. 31, 2012 Cromwell Merger	Dec. 22, 2010 Private Placement	Dec. 22, 2010 Private Placement Commercial Paper	Jan. 31, 2012 Related Party One	Jan. 31, 2011 Related Party One	Feb. 06, 2012 Related Party, Two	Jun. 06, 2011 Related Party, Two	Jun. 06, 2011 Related Party, Two	Oct. 31, 2012 Related Party, Two	Oct. 31, 2011 Related Party, Two	Oct. 31, 2012 Related Party, Two	Oct. 31, 2011 Related Party, Two	Jan. 31, 2011 Related Party, Two	Jan. 31, 2011 ICS	Oct. 31, 2012 ICS	Oct. 31, 2011 ICS	Oct. 31, 2012 ICS	Oct. 31, 2011 ICS	Jan. 31, 2012 ICS	Jan. 31, 2011 ICS	Oct. 31, 2010 Three Stockholders	Oct. 13, 2010 Three Stockholders	Jun. 30, 2010 Stockholder	Sep. 16, 2010 Officer and Two Stockholders	Jan. 31, 2012 Related Party Four	Jan. 31, 2011 Related Party Four	Jan. 31, 2012 Baybak Family Partners, Ltd Private Placement	Jan. 31, 2012 GRQ Consultants, Inc Private Placement	Jan. 31, 2012 Gottbetter Partners, LLP Private Placement	Oct. 31, 2012 Preparation and Submission of Regulatory Filings	Oct. 31, 2011 Preparation and Submission of Regulatory Filings	Oct. 31, 2012 Preparation and Submission of Regulatory Filings	Oct. 31, 2011 Preparation and Submission of Regulatory Filings	Oct. 31, 2010 Maximum Three Stockholders	Oct. 31, 2012 Maximum Preparation and Submission of Regulatory Filings	Oct. 31, 2010 Minimum Three Stockholders	Jun. 30, 2010 Minimum Stockholder Private Placement	Sep. 16, 2010 Minimum Officer and Two Stockholders Private Placement	Jul. 31, 2012 monthly fee	Oct. 31, 2012 monthly fee	Oct. 31, 2012 month-to-month basis	Oct. 31, 2011 month-to-month basis	Oct. 31, 2012 month-to-month basis	Oct. 31, 2011 month-to-month basis	Oct. 31, 2012 Directors And Officers	Jan. 31, 2012 Directors And Officers
Related Party Transaction [Line Items]
Compensation of officers and directors							$ 13,500	$ 13,500	$ 40,500	$ 50,000	$ 66,000	$ 2,500
Unpaid fees to officers and directors		43,000					43,000		43,000		2,500	2,500																																														2,500	2,500
Legal fees							21,703	59,445	127,349	139,551	150,550	187,354						11,000																									237	4,623	39,014	12,223		50,000				5,500	6,000	18,000	16,500	58,500	49,500
Retainer agreement term									12 months
Accounts payable for legal services		65,182					65,182		65,182		0	46,250
Service Agreement Monthly payment																												6,000		6,000
Agreement term																														12 months
Agreement, extended term																														12 months
Management Fees																											6,000	18,000	18,000	54,000	54,000	72,000	6,000
Management fees, reimbursed																												1,237	2,296	10,376	8,649	9,291	0
Accounts payable - related party		67,682					67,682		67,682		0	52,250										2,500		2,500		0	6,000	0		0		0	6,000
Common stock issued for consulting services (in shares)			1,000,000	500,000	500,000	500,000			1,250,000
Stock-based compensation expense for consulting service			50,000	10,555	12,500	12,500		0	125,000	10,555	10,555	1,945
Consulting fees with stockholders																	60,500	22,000		48,000		18,000	18,000	54,000	30,000													0	11,783
Monthly fee																			3,000	6,000	6,000
Unsecured loan																																		31,500		10,000
Interest rate																																				10.00%											10.00%		0.00%
Loans amended mandatory conversion price																																			$ 0.025
Interest on notes, accrued and forgiven																																		1,511
Gain/loss on extinguished debt	2,137											1,511																								(1,885)
Convertible debt	5,000										55,000					31,500																					45,000
Debt instrument, convertible, number of equity instruments															1,260,000	1,260,000
Debt instrument, convertible, conversion price	$ 0.03														$ 0.025	$ 0.025																				$ 0.03														$ 0.025	$ 0.025
Fair value of the conversion option	9,618																																			2,137
Amount of maximum payment limit per addendum																	50,000
Business combination, acquisition related costs												13,819
Sale of stock, number of shares issued in transaction																																								8,000,000	6,000,000	8,000,000
Proceeds from private placement offering		2,086,206									1,917,956				1,461,956																									200,000	150,000	200,000
Costs and expenses, related party														31,000
Number of shares issued as reimbursement														31,000,000
Stock repurchased and cancelled during period shares													13,000,000
Stock repurchased and cancelled during period value													$ 13,000